Revenue (Tables)	6 Months Ended
Jun. 30, 2025
Revenue
Schedule of disaggregation of revenue from contracts with customers

EUR’000	H1 2025	H1 2024

Revenue disaggregation
Time charter services and transportation and installation services	178,163	68,282
Other revenue, including fees earned for early termination of contracts by customers	120,372	13,936
Total revenue	298,535	82,218

Schedule of transaction price allocated to remaining performance obligations

EUR’000	H1 2025	H1 2024

Deferred revenue at 1 January	47,337	13,881
Deferred during the period	66,748	45,633
Recognised as revenue during the period	(25,764)	(34,594)
Total deferred revenue at end of period	88,321	24,920
Current	79,984	23,186
Non-current	8,337	1,734

Schedule of Contract backlog

	Within 1	After 1
EUR million	year	year	Total

Contract backlog
Firm	593	1,149	1,742
Subject to exercise of counterparty options (non-contingent)	53	87	140
Subject to exercise of counterparty options (contingent)	53	87	140
Total as of 30 June 2025¹	699	1,323	2,022
Firm	281	1,245	1,526
Subject to exercise of counterparty options (non-contingent)	23	172	195
Subject to exercise of counterparty options (contingent)	23	172	195
Total as of 30 June 2024²	326	1,589	1,915

1 As of 30 June 2025, 100% of the contract backlog relates to projects for which the relevant counterparty has taken a positive FID.

2As of 30 June 2024, 86% of the contract backlog (an aggregate of EUR 1.642 million) relates to projects for which the relevant counterparty has taken a positive FID, and an aggregate of EUR 273 million remains subject to counterparty FID. This refers to both firm and option line items.